UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2015 through June 30, 2016





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Olin Corp		9/15	Apprv Issuance ofShares	Co	FOR	FOR
OLN	680665205	9/15	Apprv Incrs # Shares	Co	FOR	FOR
			9/15	Apprv Postpn Spcl Mtgs	Co	FOR	FOR

Coach Inc		11/04	Election of Directors	Co	FOR	FOR
COH	189754104	11/04	Ratfy Appt Dellt-Touche Co	FOR	FOR
			11/04	Apprv Exec Compenstn	Co	FOR	FOR
			11/04	Apprv Incntv Plan	Co	FOR	FOR

Joy Global Inc		3/08	Election of Directors	Co	FOR	FOR
JOY	481165108	3/08	Apprv Incntv Plan	Co	FOR	FOR
			3/08	Ratfy Appt of Ernst&Yng	Co	FOR	FOR
			3/08	Apprv Exec Compenstn	Co	FOR	FOR
			3/08	Apprc Proxy Stmt	Co	AGN	AGN

Hewlett Packard	Enter	3/23	Election of Directors	Co	FOR	FOR
HPE	42824C109	3/23	Ratfy Appt of acctnt	Co	FOR	FOR
			3/23	Apprv Exec Compensation Co	FOR	FOR

IBM			4/26	Election of Directors	Co	FOR	FOR
IBM     459200101	4/26 	Ratfy Appt of acctnt    Co	FOR	FOR
			4/26	Apprv Exec Compensation Co	FOR	FOR
			4/26	Prpsl Lobbying Policy	Co	AGN	AGN
			4/26	Prpsl Act by Wrttn Cons	Co	AGN	AGN
			4/26	Prpsl Indpdnt Brd Chair	Co	AGN	AGN

Exelon Corp		4/26	Election of Directors	Co	FOR	FOR
EXC	30161N101	4/26	Apprv Prcwaterhousecoop Co	FOR	FOR
			4/26	Vote Exec Compensation	Co	FOR	FOR
			4/26	Mgmt prop proxy access	Co	FOR	FOR

Bank of America		4/27	Election of Directors	Co	FOR	FOR
BAC     060505104	4/27	Apprv Exec Compensation Co	FOR	FOR
			4/27	Ratfy Appt of acctnt    Co	FOR	FOR
			4/27	Prpsl Clawback Amndmt	Co	AGN	AGN

Olin Corp		4/28	Apprv Issuance ofShares	Co	FOR	FOR
OLN	680665205	4/28	Apprv Incntv Plan	Co	FOR	FOR
			4/28	Apprv Exec Compensation Co	FOR	FOR
			4/28	Ratfy Appt of acctnt	Co	FOR	FOR

Occidental Petro	4/29	Election of Directors	Co	FOR	FOR
OXY	674599105	4/29	Apprv Exec Compensation	Co	FOR	FOR
			4/29	Ratify KMPG Acctnts	Co	FOR	FOR
			4/29	Review Plcy on Climate  Co	AGN	AGN
			4/29	Carbon legislation	Co	AGN	AGN
			4/29	Spcl Shareowner Mtgs	Co	AGN	AGN
			4/29	Methane Emissions	Co	AGN	AGN

Entergy Corp		5/06	Election of Directors	Co	FOR	FOR
ETR	29364G103	5/06	Ratfy Appt Dellt-Touche Co	FOR	FOR
			5/06	Advisory Vote Exec comp	Co	FOR	FOR
			5/06	Prpsl Gas Emissions	Co	AGN	AGN

Conoco Phillips		5/10	Election of Directors	Co	FOR	FOR
COP	20825C104	5/10	Ratify Ernst&Yng Acct	Co	FOR	FOR
			5/10	Apprv Exec. Compenstn	Co	FOR	FOR
			5/10	Lobbying Expenditures	Co	AGN	AGN
			5/10	Deferred Annual Bonus 	Co	AGN	AGN
			5/10	Discrtn of othr Matters	Co	AGN	AGN

Murphy Oil		5/11	Election of Directors	Co	FOR	FOR
MUR	626717102	5/11	Apprv Exec. Compenstn	Co	FOR	FOR
			5/11	Apprv Incntv Plan	Co	FOR	FOR
			5/11    Ratify KMPG Acctnts	Co	FOR	FOR

Valero Energy		5/12	Election of Directors	Co	FOR	FOR
VLO	91913Y100	5/12	Ratify appt for KPMG	Co	FOR	FOR
			5/12	Apprv Exec Compensation	Co	FOR	FOR
			5/12	Dlte Ablty Rmve Directs Co	FOR	FOR
			5/12	Apprv Stock Incntv Plan Co	FOR	FOR

Intel Corporation	5/19	Election of Directors	Co	FOR	FOR
INTC	458140100	5/19	Ratify Ernst&yng acc.	Co	FOR	FOR
			5/19	Advs. Vote on Exec Comp Co	FOR	FOR
			5/19	Holy Land Principles	Co	AGN	AGN
			5/19	Act by Written Consnt   Co	AGN	AGN
			5/19	Adpt Counting Standard	Co	FOR	FOR

Chevron Corp.		5/25	Election of Directors	Co	FOR	FOR
CVX	166764100	5/25	Ratify PWC acctng frm	Co	FOR	FOR
			5/25	Advisory Vote Exec comp	Co	FOR	FOR
			5/25	Amnd NonEmplyee Comp    Co	FOR	FOR
			5/25	Report on Lobbying	Co	AGN	AGN
			5/25	Reduce GHG Emissions	Co	AGN	AGN
			5/25	Climate Change Impact	Co	AGN	AGN
			5/25	Reserve Replacements	Co	AGN	AGN
			5/25	Adpt Dividend Policy    Co	AGN	AGN
			5/25    Shale Energy Operation	Co	AGN	AGN
			5/25	Envirnmntl Expertise    Co	AGN	AGN
			5/25	Spec Mtgs Threshold 10% Co	AGN	AGN

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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/19/16